PineBridge US Small Cap Growth Fund (Prospectus Summary) | PineBridge US Small Cap Growth Fund
PineBridge US Small Cap Growth Fund
INVESTMENT OBJECTIVE
The investment objective of the PineBridge US Small Cap Growth Fund (the "US
Small Cap Growth Fund", or the "Fund") is to provide maximum capital appreciation, consistent with reasonable risk to principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PineBridge US Small Cap Growth Fund	Class R	Class I
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PineBridge US Small Cap Growth Fund		Class R	Class I
Management Fees		0.90%	0.90%
Distribution and Service (12b-1) Fees	[1]	0.35%	none
Other Expenses		1.14%	1.14%
Total Annual Fund Operating Expenses		2.39%	2.04%
Fee Waiver and/or Expense Reimbursement		(0.74%)	(0.69%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.65%	1.35%
[1]	For the fiscal year ended November 30, 2011, Class R Distribution and Service (12b-1) fees were 0.24%. These fees have been restated to reflect current fees
[2]	PineBridge Investments LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse the Fund's expenses (excluding taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation) in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.65% and 1.35% for the Class R shares and Class I shares, respectively, of each Class' average net assets (the "Expense Cap"). The Expense Cap will remain in effect through March 30, 2013, and may be terminated prior to that date only by the Board of Trustees (the "Board").

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example PineBridge US Small Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class R	168	675	1,209	2,670
Class I	137	573	1,035	2,314

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 162% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of U.S. small capitalization ("small cap")
issuers. For these purposes, a small cap issuer is currently defined as an issuer that, at the time of purchase by the Fund, has a market capitalization of: (1) between $200 million and $2.5 billion; or (2) within the range of companies represented in the Russell 2000® Growth Index (the "Index") at the
time of the Fund's investment. The market capitalization of companies in the
Index will fluctuate with changes in market conditions and the composition of the Index. As of November 30, 2011, the largest market capitalization in the
Index was approximately $3.7 billion.

The Adviser actively manages the Fund. The Adviser categorizes a company based on where the company resides in its  prevailing stage of development. That categorization determines the criteria used to assess investment attractiveness of the company's common stock. The Adviser seeks to identify earnings growth in small cap companies before it is reflected in those companies' stock price. The
Adviser uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase for the Fund. The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business. Factors that the Adviser considers in selecting companies for investment include strong growth in revenue, earnings and cash flow, recurring current revenue and projections for future revenue, seasoned management, and/or unique products or services. The Adviser confirms its analysis using a variety of screens and confirmation checks with customers, clients and suppliers. The
Adviser's active portfolio management typically results in the Fund's turnover rate substantially exceeding 100% annually.

The Adviser will invest Fund assets primarily in common stocks of U.S. small cap companies. In addition, the Adviser may invest Fund assets in securities of foreign issuers and issuers having market capitalizations that are outside the bounds of the target capitalization.  The Fund's investments also may include preferred stocks and American Depositary Receipts ("ADRs"), European Depositary
Receipts ("EDRs"), Global Depository Receipts ("GDRs") and International
Depositary Receipts ("IDRs"). To manage fluctuations in the value of the Fund's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund. The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted, an issuer exhibits deteriorating fundamentals or better investment opportunities exist in other stocks.
PRINCIPAL RISK CONSIDERATIONS
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The Fund may be appropriate for investors who:

  ·  are seeking long-term capital growth;

  ·  do not need current income;

  ·  understand and can bear the risks of investing in smaller sized companies;

  ·  are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and

  ·  are able to tolerate fluctuations in principal value of their investment.

The principal risks of investing in the Fund are:

Equity Securities Risk.

  §  Common Stock. The Fund invests most of its assets in common stocks, which represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and a decline can reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

  § Preferred Stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
    Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities.

Foreign Securities and Depositary Receipts Risk. Investing in foreign securities and depositary receipts, including ADRs, EDRs, GDRs and IDRs, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments,
(4) lack of uniform accounting, auditing and financial reporting standards,
(5) less government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, (6) increased price volatility, and
(7) delays in transaction settlement in some foreign markets.

Growth Companies Risk. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund's growth style may cause the Fund to underperform funds that have a broader investment style.

High Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover.  High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investment Strategy Risk. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Adviser in using these investment strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than and can perform differently from the market as a whole. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk. This risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. Additionally, turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which could affect a Fund.

Securities Selection Risk. Securities selected for the Fund by the Adviser may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Small-Capitalization Company Risk. The prices of securities of small-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Small-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the total return of the Fund's Class
I shares has varied from year to year. The table illustrates how the Fund's
Class I shares' average annual returns for 1, 5, 10 years and since inception compare with a broad measure of market performance. As part of its multiple class plan, the Fund also offers Class R shares. The performance shown for the
Class I shares is higher than the performance of the Class R shares due to the higher expenses associated with the Class R shares. Prior to November 25, 2002,
Class R shares were designated as Class A shares. Class A shares were subject to a front-end sales charge. The Class R performance information does not reflect deductions for these sales charges. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available at
www.PineBridge.com/USMutualFunds or by calling 1-800-426-9157.

The longer-term performance results presented for the Fund reflect periods of above average performance attributable in part to investments in certain securities during the initial public offering. In particular, the returns for
1997, 1999 and 2007 reflect substantial benefits from first day realized and unrealized gains from participation in initial public offerings. It is unlikely that the Fund will benefit to the same extent from these types of gains in the future.
Calendar Year Total Returns as of 12/31 PineBridge US Small Cap Growth Fund (Class I)

Best Calendar Quarter: June 2009 22.78% Worst Calendar Quarter: December 2008 -33.58%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns PineBridge US Small Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary		Average Annual Returns, Inception Date Secondary
Class R	Class R Return Before Taxes	(1.00%)	1.92%	2.38%				3.61%	[1]	Sep. 08, 1999
Class I	Class I Return Before Taxes	(0.84%)	2.19%	2.54%	7.50%	[1]	Dec. 31, 1996
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	(0.84%)	2.05%	2.47%	6.92%	[1]	Dec. 31, 1996
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	(0.55%)	1.80%	2.16%	6.34%	[1]	Dec. 31, 1996
Russell 2000® Growth Index	Russell 2000® Growth Index (reflects no deductions for fees, expenses, or taxes)	(2.91%)	2.09%	4.48%	3.94%	[1]		3.03%	[1]
[1]	Class I shares were first offered on December 31, 1996. Class R shares were first offered on September 8, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an Individual Retirement Account ("IRA") or 401(k) plan, the after-tax returns shown are not relevant to you. After-tax returns are shown for Class I shares only. After-tax returns for Class R shares will vary.